Finance Costs, Net (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Components of Finance Costs, Net, Include Interest Expense (Income)

The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Interest expense:
Debt	28	36	58	76
Other, net	8	7	14	9
Fair value (gains) losses on cash flow hedges, transfer from equity	(28)	12	(27)	39
Net foreign exchange losses (gains) on debt	28	(12)	27	(39)
Net interest expense - debt and other	36	43	72	85
Net interest expense - leases	4	4	7	7
Net interest expense - pension and other post-employment benefit plans	6	6	13	12
Interest income	(11)	(17)	(27)	(28)
Net interest expense	35	36	65	76

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Net losses (gains) due to changes in foreign currency exchange rates	50	(5)	56	(31)
Other	(2)	3	2	7
Other finance costs (income)	48	(2)	58	(24)